PROVISIONS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2018
PROVISIONS AND CONTINGENCIES
Schedule of provisions

	Rationalisation		Legal and other
	provisions	Metal-on-metal	provisions	Total
	$ million	$ million	$ million	$ million
At 1 January 2017	20	163	98	281
Net charge to income statement	–	10	2	12
Unwinding of discount	–	3	–	3
Utilised	(15)	(19)	(28)	(62)
Transfers	–	–	(9)	(9)
Exchange adjustment	1	–	–	1
At 31 December 2017	6	157	63	226
Net charge to income statement	120	72	(2)	190
Unwinding of discount	–	4	–	4
Utilised	(90)	(41)	(14)	(145)
Exchange adjustment	(1)	–	–	(1)
At 31 December 2018	35	192	47	274
Provisions – due within one year	35	50	36	121
Provisions – due after one year	–	142	11	153
At 31 December 2018	35	192	47	274
Provisions – due within one year	6	73	50	129
Provisions – due after one year	–	84	13	97
At 31 December 2017	6	157	63	226